PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 7 -             PROPERTY AND EQUIPMENT, NET

Property and equipment as of June 30, 2024 and 2023 consisted of the following:

	Useful life	Salvage
	(years)	value	June 30, 2024	June 30, 2023
Office equipment	5	3%	205,890	186,642
Electric equipment	5	3%	73,778	30,418
Vehicles	4	3%	—	17,622
Less: accumulated depreciation			(257,148)	(213,879)
Property and equipment, net			$22,521	$20,804

Depreciation expense totaled $6,991 and $1,397 for the years ended June 30, 2024 and 2023, respectively.